Investment Company Administration Corporation
                        4455 E. Camelback Rd., Suite 261E
                             Phoenix, Arizona 85018
                                 (602) 952-1100




February 18, 1998


Securities and Exchange Commission
Attn: Filing Desk, Stop 1-4
450 Fifth Street, N.W.
Washington, DC 20549

                                            Re:      Advisors Series Trust
                                               File No. 333-17391 and 811-07959

Dear Sir or Madam:

On behalf of the above Registrant and pursuant to Rule 30b2-1 under the Investment Company Act of 1940, I enclose for filing via EDGAR for the following series of the registrant: A copy of the Kaminski Poland Fund Semi-annual Report to shareholders dated December 31, 1997.

Sincerely yours,


Thomas Marschel
Assistant Treasurer - Advisors Series Trust

                              KAMINSKI POLAND FUND






                               SEMI-ANNUAL REPORT
                                December 31, 1997



















                                   MANAGED BY
                         KAMINSKI ASSET MANAGEMENT, INC.
                         210 NORTH 2ND STREET SUITE 050
                              MINNEAPOLIS, MN 55401

January 14, 1998


Dear Shareholders,

We are pleased to bring you this semi-annual report for the Kaminski Poland Fund covering the period ended December 31, 1997. During this period, your Fund posted a six-month total return of -9.4% in comparison to the WIG Index producing a total return of -10.62%.

The past year brought floods, currency fluctuations, a weak stock market, electoral jitters, and an alarming growth in the trade deficit and current account balance. Poland is prepared to shrug off these setbacks, leading the way with a newly-elected government and an optimistic view of admittance into NATO and the Economic Union. The 1998 budget should also prove a boon. If adopted at the proposed deficit rate of 1.5% of gross domestic product, the National Bank of Poland should be able to ease its tight monetary policy. This would reduce the cost of funding for businesses, boosting further economic growth and healthier earnings. Reduced rates would also help banks, which have seen margins come under pressure during the past 12 months. As world economies continue to integrate and emerging market economies such as Poland continue to grow faster than the world average, the importance of emerging markets is likely to expand. All this could add up to a good reason to buy Poland now at the onset of what could prove to be a banner year.

Cordially,


/s/

M.G. Kaminski
President

                              KAMINSKI POLAND FUND

SCHEDULE OF INVESTMENTS at December 31, 1997 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
      Shares         COMMON STOCKS: 80.43%                                                            Market Value
------------------------------------------------------------------------------------------------------------------------------------
                     Building and Construction: 24.89%
       5,800         Budimex S.A.*...........................................................             $ 21,884
       4,300         Exbud S.A.*.............................................................               40,256
       6,000         KPBP Bick...............................................................               30,299
       7,900         Mostostal Krakow........................................................               29,135
      10,200         Mostostal - Export......................................................               25,754
       8,500         Polifarb Cieszyn - Wroclaw..............................................               40,271
       7,700         Prochem S.A.............................................................               24,029
                                                                                                            ------
                                                                                                           211,628
                                                                                                           -------
                     Chemicals - Diversified: 6.67%
       1,400         Gorazdze S.A............................................................               34,554
       6,100         Huta Olawa S.A..........................................................               22,151
                                                                                                            ------
                                                                                                            56,705
                                                                                                            ------
                     Commercial Banks: 9.54%
       2,000         Bank Handlowyw Warszawie*...............................................               25,533
       1,550         Bank Rozwoju Eksportu S.A...............................................               32,100
         425         Bank Slaski S.A.........................................................               23,511
                                                                                                            ------
                                                                                                            81,144
                                                                                                            ------
                     Computers - Micro: 2.64%
         850         Optimus S.A.............................................................               22,426
                                                                                                            ------

                     Electric Products: 4.21%
       3,700         Elektrim Spolka Akcyjna S.A.............................................               35,794
                                                                                                            ------

                     Food - Confectionary: 4.68%
         775         E. Wedel S.A............................................................               39,795
                                                                                                            ------

                     Food - Miscellaneous/Diversified: 4.63%
       1,900         Agros Holding S.A.*.....................................................               39,348
                                                                                                            ------

                     Machinery - General Industrial: 4.27%
      20,000         Remak S.A.*.............................................................               36,313
                                                                                                            ------




See Notes to Financial Statements.

                              KAMINSKI POLAND FUND

SCHEDULE OF INVESTMENTS at December 31, 1997 (Unaudited), Continued
------------------------------------------------------------------------------------------------------------------------------------
      Shares                                                                                          Market Value
------------------------------------------------------------------------------------------------------------------------------------
                     Manufacturing: 3.05%
       1,725         Pepees*.................................................................             $ 25,937
                                                                                                          --------

                     Medical - Drugs: 4.13%
       1,225         Polfa Kutno*............................................................               35,100
                                                                                                            ------

                     Metal - Diversified: 2.69%
       6,200         KGHM Polska Miedz*......................................................               22,866
                                                                                                            ------

                     Rubber - Tires: 4.45%
       1,550         Debica S.A..............................................................               37,817
                                                                                                            ------

                     Television: 4.58%
       3,500         At Entertainment, Inc...................................................               38,937
                                                                                                            ------

                     Total Common Stocks (cost $768,839).....................................              683,810
                                                                                                           -------

                     Total Investments in Securities (cost $768,839+): 80.43% ...............              683,810
                     Other Assets less Liabilities: 19.57%...................................              166,413
                                                                                                           -------
                     Total Net Assets: 100.0% ...............................................            $ 850,223
                                                                                                         =========

+At December 31, 1997,  the cost of securities  for Federal tax purposes was the
same  as  the  basis  for  financial  reporting.   Unrealized  appreciation  and
depreciation of securities were as follows:

                     Gross unrealized appreciation...........................................             $ 14,329
                     Gross unrealized depreciation...........................................              (99,358)
                                                                                                           -------
                           Net realized depreciation.........................................            $ (85,029)
                                                                                                         =========

*Securities are non-income producing.

See Notes to Financial Statements.

                              KAMINSKI POLAND FUND

STATEMENT OF ASSETS AND LIABILITIES at December 31, 1997 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------

ASSETS
      Investments in securities, at value (identified cost $768,839).........................            $ 683,810
      Cash...................................................................................              172,675
      Receivable from Advisor................................................................               64,377
      Deferred organization costs............................................................               32,031
      Prepaid expenses.......................................................................                8,147
                                                                                                             -----
                  Total assets ..............................................................              961,040
                                                                                                           -------

LIABILITIES
      Payables:
            Administration fee...............................................................                2,548
            Distribution fees................................................................                  183
            Deferred organization costs......................................................               35,000
            Securities purchased.............................................................               39,527
      Accrued expenses.......................................................................               33,559
                                                                                                            ------
                  Total liabilities..........................................................              110,817
                                                                                                           -------

NET ASSETS                                                                                              $  850,223
                                                                                                        ==========

      Net asset value, offering and redemption price per share
            ($850,223/93,883 shares outstanding;
            unlimited number of shares authorized without par value) ........................               $ 9.06
                                                                                                            ======

COMPONENTS OF NET ASSETS
      Paid-in capital .......................................................................            $ 937,421
      Accumulated net investment loss........................................................               (2,169)
      Undistributed net realized gain on investments.........................................                  -0-
      Net unrealized depreciation of investments.............................................              (85,029)
                                                                                                           -------
            Net assets ......................................................................            $ 850,223
                                                                                                         =========

See Notes to Financial Statements.

                              KAMINSKI POLAND FUND

STATEMENT OF OPERATIONS - For the Period from July 9, 1997* through December 31,
1997 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
      Income
            Interest.........................................................................              $ 5,349
                                                                                                           -------
                  Total income...............................................................                5,349
                                                                                                             -----

      Expenses
            Custodian and accounting fees....................................................               20,520
            Administration fees..............................................................               14,383
            Auditing fees....................................................................                7,672
            Registration fees................................................................                7,018
            Transfer agent fees..............................................................                6,233
            Reports to shareholders..........................................................                4,795
            Advisory fees....................................................................                3,911
            Amortization of deferred organization costs......................................                3,397
            Legal fees.......................................................................                2,877
            Trustees' fees...................................................................                1,918
            Miscellaneous....................................................................                1,678
            Insurance........................................................................                  730
            Distribution fees................................................................                  674
                                                                                                               ---
                  Total expenses.............................................................               75,806
                  Less: expenses reimbursed..................................................              (68,288)
                                                                                                           -------
                  Net expenses...............................................................                7,518
                                                                                                             -----
                        Net investment loss .................................................               (2,169)
                                                                                                            ------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
            Net realized gain from security transactions.....................................                  -0-
            Net change in unrealized depreciation of investments.............................              (85,029)
                                                                                                           -------
                  Net loss on investments....................................................              (85,029)
                                                                                                           -------
                        Net Decrease in Net Assets Resulting from Operations ................            $ (87,198)
                                                                                                         =========


*Commencement of operations.

See Notes to Financial Statements.

                              KAMINSKI POLAND FUND

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                               July 9, 1997*
                                                                                                  through
                                                                                             December 31, 1997
------------------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN ASSETS FROM
OPERATIONS
Net investment loss........................................................................        $ (2,169)
Net realized gain from security transactions...............................................             -0-
Net change in unrealized depreciation of securities........................................         (85,029)
                                                                                                    -------
      Net decrease in net assets resulting from operations ................................         (87,198)
                                                                                                    -------

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change in outstanding shares (a)...............         937,421
                                                                                                    -------
      Total increase in net assets ........................................................         850,223

NET ASSETS
Beginning of period........................................................................             -0-
                                                                                                         -
End of period (including accumulated net investment loss of $2,169)........................       $ 850,223
                                                                                                  =========

(a) A summary of capital share transactions is as follows:
                                                                                               July 9,1997*
                                                                                                  through
                                                                                             December 31, 1997
------------------------------------------------------------------------------------------------------------------------------------

                                                                                           Shares          Value
------------------------------------------------------------------------------------------------------------------------------------
      Shares sold.................................................................         98,986        $987,548
      Shares issued in reinvestment of distributions..............................            -0-             -0-
      Shares redeemed.............................................................         (5,103)        (50,127)
                                                                                           ------         -------
      Net increase................................................................         93,883        $937,421
                                                                                           ======        ========

*Commencement of operations.

See Notes to Financial Statements.

                              KAMINSKI POLAND FUND

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  July 9, 1997*
                                                                                                     through
                                                                                                December 31, 1997
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period.......................................................          $10.00
Loss from investment operations:
      Net investment loss..................................................................           (0.02)
      Net realized and unrealized loss on investments......................................           (0.92)
                                                                                                      -----
Total from investment operations...........................................................           (0.94)
                                                                                                      -----

Net asset value, end of period.............................................................          $ 9.06
                                                                                                     ======

Total return...............................................................................           (9.40)%#

Ratios/supplemental data:
Net assets, end of period (thousands)......................................................           $ 850

Ratio of expenses to average net assets:
      Before expense reimbursement.........................................................           27.86%+
      After expense reimbursement..........................................................            2.75%+

Ratio of net investment loss to average net assets:
      Before expense reimbursement.........................................................          (25.90%)+
      After expense reimbursement..........................................................           (0.80%)+

Portfolio turnover rate....................................................................            0.00%

Average commission rate paid per share.....................................................         $.1396

*Commencement of operations.

#Not annualized.

+Annualized.

See Notes to Financial Statements.

                              KAMINSKI POLAND FUND

NOTES TO FINANCIAL STATEMENTS at December 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

      The Kaminski Poland Fund (the "Fund") is a diversified series of shares of beneficial interest of Advisors Series Trust (the "Trust"), which is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The Fund's primary investment objective is to seek long-term growth by investing in publicly traded securities of companies based in the Republic of Poland. The Fund began operations on July 9, 1997.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles (GAAP).

      A. Security Valuation. Investments in securities traded on the WIG, Poland's primary exchange, are valued at the last reported sale price at the close of regular trading on the last business day of the period; securities traded on the exchange for which there have been no sale are valued at the last reported bid price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Advisor pursuant to guidelines of the Board of Trustees. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.

            U.S. Government securities with less than 60 days remaining to maturity when acquired by the Fund are valued on an amortized cost basis. U.S. Government securities with more than 60 days remaining to maturity are valued at the current market value (using the mean between the bid and asked price) until the 60th day prior to maturity, and are then valued at amortized cost based upon the value on such date unless the Board determines during such 60-day period that this amortized cost basis does not represent fair value.

            Foreign securities are recorded in the financial statements after translation to U.S. dollars, based on the applicable exchange rate at the end of the period. The Fund does not isolate that portion of the results of operations arising as a result of changes in the currency exchange rate from the fluctuations arising as a result of changes in the market prices of investments during the period.

            Interest income is translated at the exchange rates which existed at the dates the income was accrued. Exchange gains and losses related to interest income are included in interest income on the accompanying Statements of Operations.

      B. Repurchase Agreements. The Fund may enter into repurchase agreements with government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with such other brokers or dealers that meet the credit guidelines established by the Board of Trustees. The Fund will always receive and maintain, as collateral, securities whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement, and the Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the custodian. To the extent that the term of any

                              KAMINSKI POLAND FUND
            repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral.

            If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

      C. Security Transactions, Dividends and Distributions. Security transactions are accounted for on the trade date. The cost of securities owned on realized transactions are relieved on the first-in, first-out (FIFO) basis for book and tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

      D. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

      E. Deferred Organization Costs. The Fund has incurred expenses of $35,000 in connection with its organization. These costs have been deferred and are being amortized on a straight-line basis over a period of sixty months from the date the Fund commenced investment operations.

      F. Concentration of Risk. As of December 31, 1997 the Fund held a significant portion of its assets in foreign securities. Certain price and foreign exchange fluctuations as well as economic and political situations in Poland could have an impact on the Fund's net assets. It is the Trust's policy to continuously monitor these off-balance sheet risks.

      G. Use of Estimates. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements. Actual results could differ from these estimates.

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

       For the period ended December 31, 1997, Kaminski Asset Management, Inc. (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnishes all investment advice, office space and certain administrative services, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor receives a monthly fee at the annual rate of 1.45% of average net assets.

      The Fund is responsible for its own operating expenses. The Advisor has agreed to reduce fees payable to it by the Fund or reimburse the Fund to the extent necessary to limit the Fund's aggregate annual operating expenses to 2.75% of average net assets annually. Any such reductions made by the Advisor in its fees or payments may be subject to reimbursement by the Fund through December 31, 2000 if the Fund is able to effect such reimbursement and remain in compliance with any expense limitations in effect. For the period ended December 31, 1997, the Advisor has reimbursed the Fund in the amount of $68,288.

                              KAMINSKI POLAND FUND

      Investment Company Administration Corporation (the "Administrator") acts as the Fund's Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the annual rate of 0.20% of net assets, subject to a $30,000 annual minimum.

      First Fund Distributors, Inc. (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

      Certain officers and trustees of the Trust are also officers and/or directors of the Administrator and the Distributor.

NOTE 4 - DISTRIBUTION COSTS

      The Fund has adopted a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Fund may pay a fee to the Distributor at an annual rate of up to 0.25% of the average daily net assets of the Fund. The fee is paid to the Distributor as reimbursement for, or in anticipation of, expenses incurred for distribution-related activity.

NOTE 5 - PURCHASES AND SALES OF SECURITIES

      The cost of purchases and the proceeds from sales of securities, excluding short-term securities, for the period ended December 31, 1997 were $768,839 and $0, respectively.

                                     Advisor
                         Kaminski Asset Management, Inc.
                         210 North 2nd Street, Suite 050
                              Minneapolis, MN 55401
                            Web Page www.polfund.com


                                   Distributor
                          First Fund Distributors, Inc.
                      4455 East Camelback Road, Suite 261E
                                Phoenix, AZ 85018


                                    Custodian
                                 Star Bank, N.A.
                                425 Walnut Street
                              Cincinnati, OH 45202


                                 Transfer Agent
                          American Data Services, Inc.
                          150 Motor Parkway, Suite 109
                               Hauppauge, NY 11788
                                 (888) 229-2105


                                  Legal Counsel
                      Paul, Hastings, Janofsky & Walker LLP
                        345 California Street, 29th Floor
                             San Francisco, CA 94104


  Thisreport is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

      Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
      Statements and other information herein are dated and are subject to change.